Trade Payables and Accrued Liabilities - Summary of Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Trade payables	$ 331	$ 310
Amounts due to related parties (Note 8)	188	169
Accrued liabilities	28	40
Trade payables and accrued liabilities	$ 547	$ 519